Borrowings Under Line of Credit Arrangement and Related Items (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured line of credit arrangement

The following information relates to aggregate borrowings under the unsecured line of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance outstanding at year end	$610,000	$300,000	$140,000
Maximum amount outstanding at any month end	$710,000	$560,000	$559,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$240,104	$268,762	$241,463
Weighted average interest rate (actual interest
expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%